Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.81%	(0.06%)
Net Unrealized Appreciation/(Depreciation)	$ 3,327,398	$ (98,592)
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.54%	0.71%
Net Unrealized Appreciation/(Depreciation)	$ 3,013,136	$ 1,097,472
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.27%	(0.77%)
Net Unrealized Appreciation/(Depreciation)	$ 314,262	$ (1,196,064)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.58%	0.43%
Net Unrealized Appreciation/(Depreciation)	$ 3,055,601	$ 661,402
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.13%	0.15%
Net Unrealized Appreciation/(Depreciation)	$ 148,740	$ 233,986
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.51%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 600,650	$ 16,758
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.32%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 373,971	$ (58,245)
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 2,281	$ 1,969
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.04%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 41,976	$ 234
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 34,219
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%
Net Unrealized Appreciation/(Depreciation)	$ 18,469
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.23%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	$ 277,026	$ (60,448)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ (140)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.88%	0.26%
Net Unrealized Appreciation/(Depreciation)	$ 1,055,682	$ 387,297
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	0.01%
Net Unrealized Appreciation/(Depreciation)	$ 63,371	$ 14,340
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.69%	0.04%
Net Unrealized Appreciation/(Depreciation)	$ 813,187	$ 67,406
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.45%	1.87%
Net Unrealized Appreciation/(Depreciation)	$ 1,716,305	$ 2,893,213
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.28%
Net Unrealized Appreciation/(Depreciation)	$ (42,465)	$ 436,070
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.08%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 100,090	$ 78,150
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	(0.13%)
Net Unrealized Appreciation/(Depreciation)	$ (58,775)	$ (204,537)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.29%
Net Unrealized Appreciation/(Depreciation)	$ (4,342)	$ 452,808
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 5,656
Short Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.29%
Net Unrealized Appreciation/(Depreciation)		$ 447,152
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (2,970)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.16%)	(0.06%)
Net Unrealized Appreciation/(Depreciation)	$ (186,813)	$ (92,291)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.02%)	(0.01%)
Net Unrealized Appreciation/(Depreciation)	$ (20,954)	$ (18,063)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.11%	0.14%
Net Unrealized Appreciation/(Depreciation)	$ 131,299	$ 220,003
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(1.18%)	(2.64%)
Net Unrealized Appreciation/(Depreciation)	$ (1,402,043)	$ (4,089,277)